Asset Impairments and Sales of Vessels - Additional Information (Details) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended
	Aug. 31, 2016 USD ($)	Sep. 30, 2016 USD ($) Vessel	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) Vessel	Sep. 30, 2015 USD ($)
Property, Plant and Equipment [Line Items]
Write-downs		$ 7,800		$ 14,200
Number of medium range tankers impaired | Vessel		2		2
Number of medium range tankers held for sale | Vessel		1		1
Gain (loss) on sale		$ (137)	$ 0	$ (137)	$ 0
MR Tanker [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Property, Plant and Equipment [Line Items]
Sale price	$ 14,000
Gain (loss) on sale	$ (100)